Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2021
Intangible assets, net
Schedule of components of intangible assets, net

	March 31,
	2020	2021	2021
	RMB	RMB	US$

Cord blood bank operating rights	138,628	138,628	21,159
Less: Accumulated amortization	(45,805)	(50,426)	(7,697)
Total intangible assets, net	92,823	88,202	13,462

Schedule of estimated amortization expenses

	March 31, 2021
	RMB	US$
Fiscal years ending March 31,
2022	4,621	705
2023	4,621	705
2024	4,621	705
2025	4,621	705
2026	4,621	705
2027 and thereafter	65,097	9,937
Total amortization expenses	88,202	13,462